SHORT-TERM BORROWINGS - Due to related party (Details)	12 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2022 USD ($)
Short-term Debt [Line Items]
Total short-term borrowings due to related parties	¥ 9,009,156	¥ 12,676,042	$ 1,345,107
Short Term Borrowings One
Short-term Debt [Line Items]
Total short-term borrowings due to related parties		¥ 5,006,042
Debt Instrument, Interest Rate Percentage		4.35%
Short Term Borrowings Two
Short-term Debt [Line Items]
Total short-term borrowings due to related parties		¥ 4,000,000
Debt Instrument, Interest Rate Percentage		4.35%
Short Term Borrowings Three
Short-term Debt [Line Items]
Total short-term borrowings due to related parties		¥ 670,000
Debt Instrument, Interest Rate Percentage		0.00%
Short Term Borrowings Four
Short-term Debt [Line Items]
Total short-term borrowings due to related parties		¥ 3,000,000
Debt Instrument, Interest Rate Percentage		0.00%
Short Term Borrowings Five
Short-term Debt [Line Items]
Total short-term borrowings due to related parties	¥ 4,006,767		598,228
Debt Instrument, Interest Rate Percentage	4.35%
Short Term Borrowings Six
Short-term Debt [Line Items]
Total short-term borrowings due to related parties	¥ 5,002,389		$ 746,879
Debt Instrument, Interest Rate Percentage	4.35%